LEASES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right of use assets	$ 1,830,544	$ 2,353,083
Current operating lease liabilities	166,122	235,470
Noncurrent operating lease liabilities	1,667,556	$ 2,141,421
Total operating lease liabilities	$ 1,833,678
Weighted average remaining lease term (in years) operating leases	15 years 5 months 1 day
Weighted discount rate operating leases	4.17%